Summary of Significant Accounting Policies - Share-Based Payment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Share Based Payment Plans [Line Items]
Description of method of settlement for share-based payment arrangement	Sanofi has granted a number of equity-settledshare-based payment plans (stock option plans) to some of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.
Description of vesting requirements for share-based payment arrangement	In accordance with IFRS 2, an expense equivalent to the fair value of such plans is recognized on a straight line basis over the vesting period of the plan, with the opposite entry recognized in equity. Depending on the country, the vesting period of such plans is either three or four years. Plans with a two-year or three-year vesting period are subject to a two-yearlock-up period.
Lock-up period	2 years
Stock Option Plans [member]
Share Based Payment Plans [Line Items]
Option vesting period	4 years